Note 1 - Organization and Principal Activities (Details) - Net Cash Provided By (Used In) of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 158,656	$ (29,042,932)	$ (23,786,442)
Net cash (used in) provided by investing activities	7,577,511	10,960,855	(32,775,996)
Net cash (used in) provided by financing activities	(12,137,905)	(5,668,804)	12,738,788
Effect of exchange rate changes	(133,308)	15,785	1,691,264
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(14,469,067)	(13,860,354)	(11,948,507)
Net cash (used in) provided by investing activities	(9,440,165)	3,449,449	(7,726,567)
Net cash (used in) provided by financing activities	35,830,988	6,461,007	(37,146,641)
Effect of exchange rate changes	$ (46,900)	$ 52,740	$ 895,082